Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Schedule of Administrative Expenses
Consolidated	12/31/2025	12/31/2024	12/31/2023
Data processing expenses	11,701	9,549	9,686
Financial system service expenses	8,967	8,518	5,463
Promotion and public relations expenses	3,206	2,472	1,624
Amortization and depreciation expenses	10,837	7,509	6,727
Communication expenses	4,656	4,555	3,944
Rent expenses	3,933	4,457	3,805
Other tax expenses	6,435	2,960	3,357
Expenses with outsourced services	54,909	85,131	27,711
Travel expenses	5,524	2,884	2,435
Other expenses	8,806	8,623	7,293
Total	118,974	136,658	72,045